Investments in Associates and Joint Ventures(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Associates Abstract [Abstract]
Disclosure Of Interests In Associates Explanatory

Investments in associates and joint ventures as of December 31, 2017 and 2018, are as follows:

	2017
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st1	15.19	￦	1,671	￦	1,601	￦	1,601	Investment finance	Korea
KB GwS Private Securities Investment Trust	26.74		113,880		134,891		131,420	Investment finance	Korea
KB-KDBC New Technology Business Fund[8]	66.66		5,000		4,972		4,972	Investment finance	Korea
KB Star office Private real estate Investment Trust No.1	21.05		20,000		20,122		19,709	Investment finance	Korea
Sun Surgery Center Inc.	28.00		2,682		2,682		2,682	Hospital	United States of America
Dae-A Leisure Co., Ltd.[6]	49.36		—		1,017		—	Earth works	Korea
Doosung Metal Co., Ltd.[6]	26.52		—		(20)		—	Manufacture of metal products	Korea
RAND Bio Science Co., Ltd.	21.91		2,000		2,000		2,000	Research and experimental development on medical sciences and pharmacy	Korea
Balhae Infrastructure Company[1]	12.61		101,794		105,190		105,190	Investment finance	Korea
Bungaejangter Inc.[13]	24.68		3,484		3,484		3,484	Portals and other internet information media service activities	Korea
Aju Good Technology Venture Fund	38.46		8,230		7,856		8,230	Investment finance	Korea
Acts Co., Ltd.[10]	7.14		500		500		500	Manufacture of optical lens and elements	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		14,099		8,070	Installment loan	Korea
Wise Asset Management Co., Ltd.[7]	33.00		—		—		—	Asset management	Korea
Incheon Bridge Co., Ltd.[1]	14.99		9,158		(16,202)		—	Operation of highways and related facilities	Korea
Jungdong Steel Co., Ltd.[6]	42.88		—		(436)		—	Wholesale of primary metal	Korea
Kendae Co., Ltd.[6]	41.01		—		(223)		127	Screen printing	Korea
Daesang Techlon Co., Ltd.[6]	47.73		—		97		—	Manufacture of plastic wires, bars, pipes, tubes and hoses	Korea
Dongjo Co., Ltd.[6]	29.29		—		691		—	Wholesale of agricultural and forestry machinery and equipment	Korea
Dpaps Co., Ltd.[6]	38.62		—		155		—	Wholesale of paper products	Korea
Big Dipper Co., Ltd.	29.33		440		325		440	Big data consulting	Korea
Builton Co., Ltd.	20.58		800		800		800	Software development and supply	Korea
Shinla Construction Co., Ltd.[6]	20.24		—		(553)		—	Specialty construction	Korea
Shinhwa Underwear Co., Ltd.[6]	26.24		—		(103)		138	Manufacture of underwear and sleepwear	Korea
A-PRO Co., Ltd.[1]	12.61		1,500		1,500		1,500	Manufacture of electric power storage system	Korea
MJT&I Co., Ltd.[6]	22.89		—		(601)		127	Wholesale of other goods	Korea
Inno Lending Co., Ltd.[1]	19.90		398		230		230	Credit rating model development	Korea
Jaeyang Industry Co., Ltd.[6]	20.86		—		(522)		—	Manufacture of luggage and other protective cases	Korea
Jungdo Co., Ltd.[6]	25.53		—		1,664		—	Office, commercial and institutional building construction	Korea
Jinseung Tech Co., Ltd.[6]	30.04		—		(173)		—	Manufacture of other general-purpose machinery n.e.c.	Korea
Terra Co., Ltd.[6]	24.06		—		36		20	Manufacture of hand-operated kitchen appliances and metal ware	Korea
Paycoms Co., Ltd.[9]	12.35		800		800		800	System software publishing	Korea
Food Factory Co., Ltd.[11]	22.22		1,000		1,000		1,000	Farm product distribution industry	Korea
Korea NM Tech Co., Ltd.[6]	22.41		—		580		—	Manufacture of motor vehicles, trailers and semitrailers	Korea
KB IGen Private Equity Fund No.1[1]	0.03		3		3		3	Investment finance	Korea
KB No.8 Special Purpose Acquisition Company[1,2]	0.10		10		20		20	SPAC	Korea
KB No.9 Special Purpose Acquisition Company[1,3]	0.11		24		31		31	SPAC	Korea
KB No.10 Special Purpose Acquisition Company[1,4]	0.19		10		20		20	SPAC	Korea
KB No.11 Special Purpose Acquisition Company[1,5]	0.31		10		19		19	SPAC	Korea
KB Private Equity FundIII[1]	15.68		8,000		7,899		7,899	Investment finance	Korea
Korea Credit Bureau Co., Ltd.[1]	9.00		4,500		5,056		5,056	Credit information	Korea
KoFC KBIC Frontier Champ 2010-5(PEF)	50.00		6,485		7,506		7,120	Investment finance	Korea
KoFC POSCO HANHWA KB shared growth Private Equity Fund No.2	25.00		12,970		17,213		17,213	Investment finance	Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund[1]	5.64		1,842		1,761		1,761	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		2,500		2,345		2,345	Investment finance	Korea
Hyundai-Tongyang Agrifood Private Equity Fund	25.47		82		543		543	Investment finance	Korea

Total		￦	319,573	￦	329,875	￦	335,070

	2018
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
Associates and Joint ventures[14]
KB Pre IPO Secondary Venture Fund 1st1	15.19	￦	1,454	￦	1,649	￦	1,649	Investment finance	Korea
KB GwS Private Securities Investment Trust	26.74		113,880		136,208		134,362	Investment finance	Korea
KB-KDBC New Technology Business Fund[8]	66.66		15,000		14,594		14,594	Investment finance	Korea
KB Star office Private real estate Investment Trust No.1	21.05		20,000		20,252		19,839	Investment finance	Korea
PT Bank Bukopin TBK[15,16]	22.00		116,422		106,484		113,932	Banking and foreign exchange transaction	Indonesia
Sun Surgery Center Inc.	28.00		2,682		2,760		2,715	Hospital	United States of America
Dae-A Leisure Co., Ltd.[6]	49.36		—		1,613		578	Earth works	Korea
Doosung Metal Co., Ltd [6]	26.52		—		(16)		—	Manufacture of metal products	Korea
RAND Bio Science Co., Ltd.	21.91		2,000		185		843	Research and experimental development on medical sciences and pharmacy	Korea
Balhae Infrastructure Company[1]	12.61		104,622		108,050		108,050	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		18,038		18,134		18,134	Investment finance	Korea
Acts Co., Ltd.[10]	7.14		500		(14)		—	Manufacture of optical lens and elements	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		15,257		10,672	Installment loan	Korea
Wise Asset Management Co., Ltd.[7]	33.00		—		—		—	Asset management	Korea
Incheon Bridge Co., Ltd.[1]	14.99		9,158		(16,689)		—	Operation of highways and related facilities	Korea
Jungdong Steel Co., Ltd.[6]	42.88		—		(433)		—	Wholesale of primary metal	Korea
Kendae Co., Ltd.[6]	41.01		—		(252)		98	Screen printing	Korea
Dongjo Co., Ltd.[6]	29.29		—		806		115	Wholesale of agricultural and forestry machinery and equipment	Korea
Dpaps Co., Ltd.[6]	38.62		—		14		—	Wholesale of paper products	Korea
Big Dipper Co., Ltd.	29.33		440		166		280	Big data consulting	Korea
Builton Co., Ltd.[12]	21.96		800		67		304	Software development and supply	Korea
Shinla Construction Co., Ltd.[6]	20.24		—		(551)		—	Specialty construction	Korea
Shinhwa Underwear Co., Ltd.[6]	26.24		—		(57)		185	Manufacture of underwears and sleepwears	Korea
A-PRO Co., Ltd.[1]	13.71		1,500		1,554		1,403	Manufacture of electric power storage system	Korea
MJT&I Co., Ltd.[6]	22.89		—		(606)		122	Wholesale of other goods	Korea
Jaeyang Industry Co., Ltd.[6]	20.86		—		(552)		—	Manufacture of luggage and other protective cases	Korea
Jungdo Co., Ltd.[6]	25.53		—		1,492		—	Office, commercial and institutional building construction	Korea
Jinseung Tech Co., Ltd.[6]	30.04		—		(176)		—	Manufacture of other general-purpose machinery n.e.c.	Korea
Terra Co., Ltd.[6]	24.06		—		2		—	Manufacture of hand-operated kitchen appliances and metal ware	Korea
Paycoms Co., Ltd.[9]	11.70		800		71		103	System software publishing	Korea
Food Factory Co., Ltd.[11]	22.22		1,000		206		928	Farm product distribution industry	Korea
Korea NM Tech Co., Ltd.[6]	22.41		—		552		—	Manufacture of motor vehicles, trailers and semitrailers	Korea
KB IGen Private Equity Fund No.1[1]	0.03		—		—		—	Investment finance	Korea
KB No.9 Special Purpose Acquisition Company[1]	0.11		24		31		31	SPAC	Korea
KB No.10 Special Purpose Acquisition Company[1,4]	0.19		10		20		20	SPAC	Korea
KB No.11 Special Purpose Acquisition Company[1,5]	0.31		10		19		19	SPAC	Korea
KB Private Equity FundIII[1]	15.68		8,000		7,830		7,830	Investment finance	Korea
Korea Credit Bureau Co., Ltd.[1]	9.00		4,500		5,941		5,941	Credit information	Korea
KoFC KBIC Frontier Champ 2010-5(PEF)	50.00		364		233		233	Investment finance	Korea
KoFC POSCO HANHWA KB shared growth Private Equity Fund No.2	25.00		12,970		14,601		14,601	Investment finance	Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund[1]	5.64		1,842		1,581		1,581	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		5,000		4,463		4,463	Investment finance	Korea
GH Real Estate I LP	42.00		17,678		17,252		17,252	Asset management	Guernsey
KBTS Technology Venture Private Equity Fund[8]	56.00		14,224		13,777		13,777	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund[8]	42.55		8,000		7,930		7,930	Investment finance	Korea
KB-SJ Tourism Venture Fund[1,8]	18.52		1,500		1,386		1,386	Investment finance	Korea
UNION Media Commerce Fund	29.00		1,000		962		962	Investment finance	Korea
CHONG IL MACHINE & TOOLS CO., LTD.[6]	21.71		—		(107)		—	Machinery and equipment wholesale	Korea
IMT TECHNOLOGY CO., LTD.[6]	25.29		—		18		—	Computer Peripherals Distribution	Korea
IWON ALLOY CO., LTD.[6]	23.31		—		394		—	Manufacture of smelting, refining and alloys	Korea
CARLIFE CO., LTD.[6]	24.39		—		(75)		—	Publishing of magazines and periodicals (publishing industry)	Korea
COMPUTERLIFE CO., LTD.[6]	45.71		—		(329)		—	Publishing of magazines and periodicals (publishing industry)	Korea
SKYDIGITAL INC.[6]	20.40		—		(142)		—	Multi Media, Manufacture of Multi Media Equipment	Korea
JO YANG INDUSTRIAL CO., LTD.[6]	23.14		—		75		—	Manufacture of Special Glass	Korea

Total		￦	493,218	￦	486,630	￦	504,932

[1]

As of December 31, 2017 and 2018, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.

[2]	The market value of KB No.8 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2017, amounts to ￦ 20 million.
[3]	The market value of KB No.9 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2017, amounts to ￦ 31 million.
[4]	The market value of KB No.10 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2017 and 2018, amounts to ￦ 20 million and ￦ 20 million, respectively.
[5]	The market value of KB No.11 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2017 and 2018, amounts to ￦ 20 million and ￦ 21 million, respectively.
[6]	The investment in associates was reclassified from available-for-sale financial assets due to re-instated voting rights from termination of rehabilitation procedures.
[7]	Carrying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.
[8]

In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.

[9]	The ownership of Paycoms Co., Ltd. would be 24.06% and 22.96% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond.
[10]	The ownership of Acts Co., Ltd. would be 27.78 % and 27.22% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond. .
[11]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2017 and 2018, respectively, considering the potential voting rights from convertible bond. .
[12]	The ownership of Builton Co., Ltd. would be 26.86% as of December 31, 2018, considering the potential voting rights from convertible bond.
[13]	The ownership of Bungaejangter Inc. would be 22.69% as of December 31, 2017, considering the potential voting rights from convertible bond.
[14]

In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments in JLK INSPECTION Inc., Rainist Co., Ltd., TESTIAN Inc., Spark Biopharma, Inc., RMGP Bio-Pharma Investment Fund, L.P., RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc., Hasys., Stratio, Inc.

[15]

The Group has entered into an agreement with PT Bosowa Corporindo, the major shareholder of PT Bank Bukopin TBK. Under this agreement, the Group has a right of first refusal, a tag-along right and a drag-along right. The drag-along right can be exercised for the duration of two years after three years from the acquisition date, subject to the occurrence of certain situations as defined in the agreement.

[16]	The fair value of PT Bank Bukopin TBK common stock is ￦ 53,540 million as of December 31, 2018.

Disclosure Of Reconciliation Of Summarised Financial Information Of Associate Accounted For Using Equity Method To Carrying Amount Of Interest In Associate Explanatory

Summarized financial information on major associates, adjustments to carrying amount of investment in associates and joint ventures and dividends received from the associates and joint ventures are as follows:

	2017[1]
	Total assets		Total liabilities		Share capital		Equity		Share of net asset amount		Unrealized gains (losses)		Consolidated carrying amount
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	10,908	￦	30	￦	11,000	￦	10,878	￦	1,601	￦	—	￦	1,601
KB GwS Private Securities Investment Trust		505,115		741		425,814		504,374		134,891		(3,471)		131,420
KB-KDBC New Technology Business Investment Fund		7,503		45		7,500		7,458		4,972		—		4,972
KB Star office Private real estate Investment Trust No.1		216,041		120,462		95,000		95,579		20,122		(413)		19,709
Sun Surgery Center Inc		9,579		—		43		9,579		2,682		—		2,682
RAND Bio Science Co., Ltd.		1,876		7		71		1,869		2,000		—		2,000
Balhae Infrastructure Company		836,309		1,800		807,567		834,509		105,190		—		105,190
Bungaejangter Inc.		5,592		3,450		43		2,142		3,484		—		3,484
Aju Good Technology Venture Fund		20,676		250		21,400		20,426		7,856		374		8,230
Acts Co., Ltd.		6,741		6,894		117		(153)		500		—		500
SY Auto Capital Co., Ltd.		79,845		51,071		20,000		28,774		14,099		(6,029)		8,070
Incheon Bridge Co., Ltd.		646,811		754,900		61,096		(108,089)		(16,202)		16,202		—
Big Dipper Co., Ltd.		1,138		30		1,500		1,108		325		115		440
Builton Co., Ltd.		1,418		808		321		610		800		—		800
A-PRO Co., Ltd.		8,692		5,681		43		3,011		1,500		—		1,500
Inno Lending Co., Ltd.		1,184		28		2,000		1,156		230		—		230
Paycoms Co., Ltd.		1,898		1,374		810		524		800		—		800
Food Factory Co., Ltd.		3,501		3,552		—		(51)		1,000		—		1,000
KB IGen Private Equity Fund No. 1		7,666		9		11,230		7,657		3		—		3
KB No.8 Special Purpose Acquisition Company		22,920		2,369		1,031		20,551		20		—		20
KB No.9 Special Purpose Acquisition Company		29,963		2,566		1,382		27,397		31		—		31
KB No.10 Special Purpose Acquisition Company		11,858		1,675		521		10,183		20		—		20
KB No.11 Special Purpose Acquisition Company		6,730		717		321		6,013		19		—		19
KB Private Equity Fund III		50,357		—		51,000		50,357		7,899		—		7,899
Korea Credit Bureau Co., Ltd.		75,504		19,323		10,000		56,181		5,056		—		5,056
KoFC KBIC Frontier Champ 2010-5(PEF)		15,017		3		12,970		15,014		7,506		(386)		7,120
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		70,166		1,315		51,880		68,851		17,213		—		17,213
Keystone-Hyundai Securities No. 1 Private Equity Fund		170,155		133,034		34,114		37,121		1,761		—		1,761
POSCO-KB Shipbuilding Fund		7,752		247		8,000		7,505		2,345		—		2,345
Hyundai-Tongyang Agrifood Private Equity Fund		2,466		339		320		2,127		543		—		543

	2017[1]
	Operating income		Profit (loss)		Other comprehensive income		Total comprehensive income		Dividends
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	394	￦	(60)	￦	(62)	￦	(122)	￦	—
KB GwS Private Securities Investment Trust		35,002		34,004		—		34,004		7,350
KB-KDBC New Technology Business Investment Fund		3		(42)		—		(42)		—
KB Star office Private real estate Investment Trust No.1		13,071		5,684		—		5,684		1,295
Sun Surgery Center Inc.		—		—		—		—		—
RAND Bio Science Co., Ltd.		—		(607)		—		(607)		—
Balhae Infrastructure Company		113,441		104,942		—		104,942		12,842
Bungaejangter Inc.		406		48		—		48		—
Aju Good Technology Venture Fund		660		(841)		—		(841)		—
Acts Co., Ltd.		3,537		(578)		—		(578)		—
SY Auto Capital Co., Ltd.		15,783		2,490		(27)		2,463		—
Incheon Bridge Co., Ltd.		90,691		(8,719)		—		(8,719)		—
Big Dipper Co., Ltd.		140		(392)		—		(392)		—
Builton Co., Ltd.		1,433		58		—		58		—
A-PRO Co., Ltd.		12,226		661		—		661		—
Inno Lending Co., Ltd.		(751)		(749)		—		(749)		—
Paycoms Co., Ltd.		303		(170)		—		(170)		—
Food Factory Co., Ltd.		3,324		(1,036)		—		(1,036)		—
KB IGen Private Equity Fund No. 1		—		172		—		172		—
KB No.8 Special Purpose Acquisition Company		—		73		—		73		—
KB No.9 Special Purpose Acquisition Company		—		223		—		223		—
KB No.10 Special Purpose Acquisition Company		—		29		—		29		—
KB No.11 Special Purpose Acquisition Company		—		(262)		—		(262)		—
KB Private Equity Fund III		—		(545)		—		(545)		—
Korea Credit Bureau Co., Ltd.		68,750		3,580		—		3,580		149
KoFC KBIC Frontier Champ 2010-5(PEF)		2,728		(294)		142		(152)		—
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		21,916		8,624		129		8,753		—
Keystone-Hyundai Securities No. 1 Private Equity Fund		5,391		(1,507)		—		(1,507)		—
POSCO-KB Shipbuilding Fund		23		(495)		—		(495)		—
Hyundai-Tongyang Agrifood Private Equity Fund		4,159		3,231		—		3,231		407

	2018[1]
	Total assets		Total liabilities		Share capital		Equity		Share of net asset amount		Unrealized gains (losses)		Consolidated carrying amount
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	10,864	￦	9	￦	10,120	￦	10,855	￦	1,649	￦	—	￦	1,649
KB GwS Private Securities Investment Trust		516,115		741		425,814		515,374		136,208		(1,846)		134,362
KB-KDBC New Technology Business Investment Fund		22,492		602		22,500		21,890		14,594		—		14,594
KB Star office Private real estate Investment Trust No.1		218,025		121,828		95,000		96,197		20,252		(413)		19,839
PT Bank Bukopin TBK[2]		7,195,249		6,711,233		106,536		484,016		106,484		7,448		113,932
Sun Surgery Center Inc		10,468		610		9,428		9,858		2,760		(45)		2,715
RAND Bio Science Co., Ltd.		2,913		2,070		913		843		185		658		843
Balhae Infrastructure Company		859,040		1,843		829,995		857,197		108,050		—		108,050
Aju Good Technology Venture Fund		47,216		66		46,900		47,150		18,134		—		18,134
Acts Co., Ltd.		6,666		6,823		117		(157)		(14)		14		—
SY Auto Capital Co., Ltd.		89,948		58,812		20,000		31,136		15,257		(4,585)		10,672
Incheon Bridge Co., Ltd.		617,560		728,896		61,096		(111,336)		(16,689)		16,689		—
Big Dipper Co., Ltd.		723		157		1,500		566		166		114		280
Builton Co., Ltd.		1,908		1,604		325		304		67		237		304
A-PRO Co., Ltd.		29,438		18,099		1,713		11,339		1,554		(151)		1,403
Paycoms Co., Ltd.		2,126		1,520		855		606		71		32		103
Food Factory Co., Ltd.		4,096		3,168		450		928		206		722		928
KB IGen Private Equity Fund No. 1		148		8		170		140		—		—		—
KB No.9 Special Purpose Acquisition Company		30,288		2,629		1,382		27,659		31		—		31
KB No.10 Special Purpose Acquisition Company		11,960		1,704		521		10,256		20		—		20
KB No.11 Special Purpose Acquisition Company		6,807		742		321		6,065		19		—		19
KB Private Equity FundIII		49,924		5		51,000		49,919		7,830		—		7,830
Korea Credit Bureau Co., Ltd.		88,797		22,788		10,000		66,009		5,941		—		5,941
KoFC KBIC Frontier Champ 2010-5(PEF)		469		3		300		466		233		—		233
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		59,464		1,061		51,880		58,403		14,601		—		14,601
Keystone-Hyundai Securities No. 1 Private Equity Fund		177,024		151,862		34,114		25,162		1,581		—		1,581
POSCO-KB Shipbuilding Fund		14,287		4		16,000		14,283		4,463		—		4,463
GH Real Estate I LP		41,206		190		42,093		41,016		17,252		—		17,252
KBTS Technology Venture Private Equity Fund		24,810		208		25,400		24,602		13,777		—		13,777
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		18,820		181		18,800		18,639		7,930		—		7,930
KB-SJ Tourism Venture Fund		7,484		2		8,100		7,482		1,386		—		1,386
UNION Media Commerce Fund		3,318		—		3,450		3,318		962		—		962

	2018[1]
	Operating income		Profit (loss)		Other comprehensive income		Total comprehensive income		Dividends
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	2,140	￦	1,404	￦	—	￦	1,404	￦	—
KB GwS Private Securities Investment Trust		42,502		41,524		—		41,524		8,160
KB-KDBC New Technology Business Investment Fund		39		(568)		—		(568)		—
KB Star office Private real estate Investment Trust No.1		14,092		6,135		—		6,135		1,162
PT Bank Bukopin TBK		148,793		(8,843)		(2,325)		(11,168)		—
Sun Surgery Center Inc.		873		71		342		413		—
RAND Bio Science Co., Ltd.		—		(2,076)		—		(2,076)		—
Balhae Infrastructure Company		61,525		54,241		—		54,241		6,804
Aju Good Technology Venture Fund		2,491		1,356		—		1,356		—
Acts Co., Ltd.		2,472		(628)		—		(628)		—
SY Auto Capital Co., Ltd.		16,525		2,729		(151)		2,578		—
Incheon Bridge Co., Ltd.		94,373		(2,757)		—		(2,757)		—
Big Dipper Co., Ltd.		441		(543)		—		(543)		—
Builton Co., Ltd.		1,867		(287)		—		(287)		—
A-PRO Co., Ltd.		47,926		2,015		—		2,015		—
Paycoms Co., Ltd.		686		(409)		—		(409)		—
Food Factory Co., Ltd.		4,753		412		—		412		—
KB IGen Private Equity Fund No. 1		—		3,693		—		3,693		—
KB No.9 Special Purpose Acquisition Company		—		262		—		262		—
KB No.10 Special Purpose Acquisition Company		—		73		—		73		—
KB No.11 Special Purpose Acquisition Company		—		218		—		218		—
KB Private Equity FundIII		—		(438)		—		(438)		—
Korea Credit Bureau Co., Ltd.		78,018		9,901		—		9,901		112
KoFC KBIC Frontier Champ 2010-5(PEF)		1,460		1,453		—		1,453		999
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		2,401		(12,313)		—		(12,313)		—
Keystone-Hyundai Securities No. 1 Private Equity Fund		15,507		(3,194)		—		(3,194)		—
POSCO-KB Shipbuilding Fund		160		(1,222)		—		(1,222)		—
GH Real Estate I LP		4,293		3,089		(307)		2,782		1,595
KBTS Technology Venture Private Equity Fund		—		(798)		—		(798)		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		20		(161)		—		(161)		—
KB-SJ Tourism Venture Fund		—		(618)		—		(618)		—
UNION Media Commerce Fund		—		(132)		—		(132)		—

[1]

The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.

[2]	The amounts of goodwill on PT Bank Bukopin TBK is ￦4,101 million.

Schedule Of Changes Investments In Associates Text Block [Text Block]

Changes in investments in associates and joint ventures for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other- comprehensive income		Others		Ending
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	—	￦	1,671	￦	—	￦	—	￦	(60)	￦	(10)	￦	—	￦	1,601
KB GwS Private Securities Investment Trust		129,678		—		—		(7,350)		9,092		—		—		131,420
KB-KDBC New Technology Business Investment Fund		—		5,000		—		—		(28)		—		—		4,972
KB Star office Private real estate Investment Trust No.1		19,807		—		—		(1,295)		1,197		—		—		19,709
Sun Surgery Center Inc.		—		2,682		—		—		—		—		—		2,682
Kyobo 7 Special Purpose Acquisition Co., Ltd.		—		10		(10)		—		—		—		—		—
RAND Bio Science Co., Ltd.		2,000		—		—		—		—		—		—		2,000
Balhae Infrastructure Company		133,200		806		(29,202)		(12,842)		13,228		—		—		105,190
Bungaejanter Inc.		—		3,484		—		—		—		—		—		3,484
IMM Investment 5th PRIVATE EQUITY FUND		9,999		25,200		(35,185)		—		(14)		—		—		—
Aju Good Technology Venture Fund		1,998		6,232		—		—		—		—		—		8,230
Acts Co., Ltd.		—		500		—		—		—		—		—		500
SY Auto Capital Co., Ltd.		5,693		—		—		—		2,390		(13)		—		8,070
isMedia Co. Ltd		3,978		—		(5,409)		—		1,431		—		—		—
Incheon Bridge Co., Ltd.		728		—		(728)		—		—		—		—		—
KB Insurance Co., Ltd.[1]		1,392,194		—		(1,417,397)		(15,884)		38,873		2,214		—		—
Kendae Co., Ltd.		—		—		—		—		127		—		—		127
Big Dipper Co., Ltd.		—		440		—		—		—		—		—		440
Builton Co., Ltd.		—		800		—		—		—		—		—		800
Shinhwa Underwear Co., Ltd.		103		—		—		—		35		—		—		138
A-PRO Co., Ltd.		—		1,500		—		—		—		—		—		1,500
MJT&I Co., Ltd.		232		—		—		—		(105)		—		—		127
Inno Lending Co., Ltd.		378		—		—		—		(148)		—		—		230
Korbi Co., Ltd.		—		750		(750)		—		—		—		—		—
Terra Co., Ltd.		28		—		—		—		(8)		—		—		20
Paycoms Co., Ltd.		—		800		—		—		—		—		—		800
Food Factory Co., Ltd.		—		1,000		—		—		—		—		—		1,000
KBIC Private Equity Fund No. 3		2,396		—		(2,763)		—		367		—		—		—
KB IGen Private Equity Fund No. 1		10		—		(7)		—		—		—		—		3
KB No.8 Special Purpose Acquisition Company		19		—		—		—		1		—		—		20
KB No.9 Special Purpose Acquisition Company		31		—		—		—		—		—		—		31
KB No.10 Special Purpose Acquisition Company		20		—		—		—		—		—		—		20
KB No.11 Special Purpose Acquisition Company[2]		13		—		—		—		(2)		(3)		11		19
KB Private Equity Fund III		8,000		—		—		—		(101)		—		—		7,899
Korea Credit Bureau Co., Ltd.		4,853		—		—		(149)		352		—		—		5,056
KoFC KBIC Frontier Champ 2010-5(PEF)		24,719		—		(17,500)		—		(170)		71		—		7,120
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		24,789		—		(9,730)		—		2,121		33		—		17,213
Keystone-Hyundai Securities No. 1 Private Equity Fund		1,850		—		—		—		(85)		(4)		—		1,761
POSCO-KB Shipbuilding Fund		—		2,500		—		—		(155)		—		—		2,345
Hyundai-Tongyang Agrifood Private Equity Fund		3,957		—		(3,830)		(407)		823		—		—		543

Total	￦	1,770,673	￦	53,375	￦	(1,522,511)	￦	(37,927)	￦	69,161	￦	2,288	￦	11	￦	335,070

[1]	KB Insurance Co., Ltd. is included as a subsidiary in the second quarter of 2017.
[2]	Other gain of KB No.11 Special Purpose Acquisition Company amounting to ￦11 million represents the changes in interests due to unequal share capital increase in the associate.
[3]	Gain on disposal of investments in associates and joint ventures for year ended December 31, 2017, amounts to ￦15,113 million.

	2018
	Beginning[1]		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other- comprehen- sive income		Others		Ending
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	1,551	￦	—	￦	(217)	￦	—	￦	315	￦	—	￦	—	￦	1,649
KB GwS Private Securities Investment Trust		131,420		—		—		(8,160)		11,102		—		—		134,362
KB-KDBC New Technology Business Investment Fund		4,972		10,000		—		—		(378)		—		—		14,594
KB Star office Private real estate Investment Trust No.1		19,709		—		—		(1,162)		1,292		—		—		19,839
PT Bank Bukopin TBK		—		116,422		—		—		(1,946)		(544)		—		113,932
Sun Surgery Center Inc.		2,682		—		—		—		33		—		—		2,715
Dae-A Leisure Co., Ltd.		—		—		—		—		3,698		(3,120)		—		578
RAND Bio Science Co., Ltd.		2,000		—		—		—		(1,157)		—		—		843
Balhae Infrastructure Company		105,190		4,645		(1,817)		(6,804)		6,836		—		—		108,050
Bungaejangter Inc.[3]		3,484		—		(1,384)		—		—		—		(2,100)		—
Aju Good Technology Venture Fund		8,230		9,808		—		—		96		—		—		18,134
Acts Co., Ltd. [2]		500		—		—		—		—		—		(500)		—
SY Auto Capital Co., Ltd.		8,070		—		—		—		2,676		(74)		—		10,672
Kendae Co., Ltd.		127		—		—		—		(29)		—		—		98
Dassang Techlon Co., Ltd.		—		—		—		—		—		—		—		—
Dong Jo Co., Ltd.		—		—		—		—		115		—		—		115
Big Dipper Co., Ltd.		440		—		—		—		(160)		—		—		280
Builton Co., Ltd.		800		—		—		—		(496)		—		—		304
Shinhwa Underwear Co., Ltd.		138		—		—		—		47		—		—		185
A-PRO Co., Ltd.		1,500		—		—		—		(97)		—		—		1,403
MJT&I Co., Ltd.		127		—		—		—		(5)		—		—		122
Inno Lending Co., Ltd.		230		—		(230)		—		—		—		—		—
Terra Co., Ltd.		20		—		—		—		(20)		—		—		—
Paycoms Co., Ltd.		800		—		—		—		(697)		—		—		103
Food Factory Co., Ltd.		1,000		—		—		—		(72)		—		—		928
KB IGen Private Equity Fund No. 1		3		—		(4)		—		1		—		—		—
KB No.8 Special Purpose Acquisition Company		20		—		(20)		—		—		—		—		—
KB No.9 Special Purpose Acquisition Company		31		—		—		—		—		—		—		31
KB No.10 Special Purpose Acquisition Company		20		—		—		—		—		—		—		20
KB No.11 Special Purpose Acquisition Company		19		—		—		—		1		(1)		—		19
KB Private Equity FundIII		7,899		—		—		—		(69)		—		—		7,830
Korea Credit Bureau Co., Ltd.		5,056		—		—		(112)		997		—		—		5,941
KoFC KBIC Frontier Champ 2010-5(PEF)		7,120		—		(6,121)		(999)		233		—		—		233
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		17,713		—		—		—		(1,873)		(1,239)		—		14,601
Keystone-Hyundai Securities No. 1 Private Equity Fund		1,761		—		—		—		(180)		—		—		1,581
POSCO-KB Shipbuilding Fund		2,345		2,500		—		—		(382)		—		—		4,463
Hyundai-Tongyang Agrifood Private Equity Fund		543		—		(74)		(469)		—		—		—		—
GH Real Estate I LP		—		17,678		—		(1,595)		1,298		(129)		—		17,252
KBTS Technology Venture Private Equity Fund		—		14,224		—		—		(447)		—		—		13,777
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		—		8,000		—		—		(70)		—		—		7,930
KB-SJ Tourism Venture Fund		—		1,500		—		—		(114)		—		—		1,386
CUBE Growth Fund No.2		—		1,300		(1,300)		—		—		—		—		—
UNION Media Commerce Fund		—		1,000		—		—		(38)		—		—		962

Total	￦	335,520	￦	187,077	￦	(11,167)	￦	(19,301)	￦	20,510	￦	(5,107)	￦	(2,600)	￦	504,932

[1]	Prepared in accordance with IFRS 9
[2]	Recognized ￦500 million loss in relation to impaired capital.
[3]	The amount of reclassification as financial assets is ￦2,100 million.
[4]	Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2018 is ￦4,250 million.

Schedule Of Accumulated Unrecognized Share Of Losses Investment In Associates Text Block [Text Block]

Accumulated unrecognized share of losses in investments in associates and joint ventures due to discontinuation of applying the equity method for the years ended December 31, 2017 and 2018, are as follows:

	2017				2018
	Unrecognized loss		Accumulated unrecognized loss		Unrecognized loss		Accumulated unrecognized loss
	(In millions of Korean won)
Doosung Metal Co., Ltd	￦	(31)	￦	23	￦	(4)	￦	19
Incheon Bridge Co., Ltd.		16,202		16,202		487		16,689
Jungdong Steel Co., Ltd.		13		489		—		489
Dpaps Co., Ltd.		(4)		184		141		325
Shinla Construction Co., Ltd.		7		183		—		183
Jaeyang Industry Co., Ltd.		—		—		30		30
Terra Co., Ltd.		—		—		14		14
Jungdo Co., Ltd.		—		—		161		161
Jinseung Tech Co., Ltd.		—		—		3		3
Korea NM Tech Co., Ltd.		—		—		28		28
Ejade Co., Ltd.		(1,181)		—		—		—
JSC Bank CenterCredit		(108,761)		—		—		—